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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:


/S/ John Flanagan              New York, New York              November 13, 2003
------------------             ------------------              -----------------
[Signature]                    [City, State]                   [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             0
                                                          ------
Form 13F Information Table Entry Total:                        8
                                                          ------
Form 13F Information Table Value Total:                  $61,722
                                                          ------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          NONE

                                                  Chatterjee Fund Management
                                                  Form 13F Information Table
                                                Quarter Ended September 30, 2003

                                                                         Investment Discretion    Voting Authority
                                                                         ---------------------    ----------------
                   Title             Value                                       Shared
                   of                (x            Shrs or   SH/   Put/          Instr.
Name of Issuer     Class  CUSIP      $1000)        prn amt   PRN   Call  Sole      V      None   Sole    Shared    None
--------------     -----  -----      ------        -------   ---   ----  ----    ------   ----   ----    ------    ----
-----------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC    COM    036916104       $53      16,360    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
CCC INFORMATION
SVCS GROUP INC     COM    12487Q109   $28,388   1,693,800    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
CRITICAL PATH
INC                COM    22674V100    $2,194     888,173    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD
CO                 COM    428236103      $387      20,000    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOM-
MUNICATIONS GRP    COM    741929103    $6,101     903,903    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
SYBASE INC         COM    871130100   $24,022   1,412,249    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
TRIPOS INC         COM    896928108      $324      38,266    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------
VITRIA             COM
TECHNOGLOGY INC    NEW    92849Q401      $253      50,000    SH           X                       X
-----------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 8 DATA RECORDS               $61,722     0 OTHER MANAGERS ON WHOSE
                                                  BEHALF REPORT IS FILED